LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

3. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES

The Group used to provide loan facilitation related guarantee service before April 2020. The third-party financing partners offered financing solutions to the Borrowers and the Group was required to provide a guarantee. In the event of a payment default from the Borrower, the Group was required to repay the monthly instalment or full amount of outstanding loan to the financing partner as the guarantor. As such, the Group recognized loan receivables as a result of payment under the guarantee deducted by an allowance to its expected recoverable amounts in the Consolidated Balance Sheets.

	December 31, 2024	December 31, 2025
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,710	-
Less: provision for credit losses	(7,710)	-
	-	-

An aging analysis of loans recognized as result of payments under guarantees was as follows:

	December 31, 2024	December 31, 2025
	RMB	RMB

Over 12 months	7,710	-

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

3. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (CONTINUED)

The Group relies on the consumers’ credit history, loan-to-value ratio and other certain application information to evaluate and rank their respective risk on an ongoing basis. The credit grades represent the relative likelihood of repayment. Customers assigned a grade of “Normal” are determined to have the highest probability of repayment, customers assigned a grade of “Attention” are determined to have a lower probability of repayment, and customers assigned a grade of “Secondary” are determined to have a lowest probability of repayment. Loan performance is reviewed on a recurring basis to identify whether the assigned grades adequately reflect the customers’ likelihood of repayment.

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of December 31, 2024 and 2025 were listed as below:

	December 31, 2024	December 31, 2025
	RMB	RMB

Normal	-	-
Attention	-	-
Secondary	7,710	-
	7,710	-

The movement of provision for credit losses for the fiscal year ended March 31, 2024, the nine months ended December 31, 2024 and the year ended December 31, 2025 was as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Beginning balance of the period	(10,337)	(7,995)	(7,710)
Reversal of credit losses	1,719	285	463
Payments from the borrowers or other recoveries	623	-	-
Write-offs (i)	-	-	7,247
Ending balance of the period	(7,995)	(7,710)	-

(i)	In light of the low receivables collection rate recorded in prior years, the Group fully wrote off loans recognized as a result of payments under the guarantees.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

3. LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (CONTINUED)

The following table explains the changes in the provision of credit losses by grade of monitored credit risk quality indicator as of March 31, 2024, December 31, 2024 and 2025:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB

Balance at March 31, 2023	-	-	(10,337)	(10,337)
Reversal of credit losses	-	-	1,719	1,719
Payments from the borrowers or other recoveries	-	-	623	623
Balance at March 31, 2024	-	-	(7,995)	(7,995)
Reversal of credit losses	-	-	285	285
Balance at December 31, 2024	-	-	(7,710)	(7,710)
Reversal of credit losses	-	-	463	463
Write-offs	-	-	7,247	7,247
Balance at December 31, 2025	-	-	-	-